Stock Option Plan and Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2024
Stock Option Plan And Stock-based Compensation
Share-Based Payment Arrangement, Option, Activity [Table Text Block]

	Number of Options	Weighted- average exercise price	Weighted average remaining contractual term (years)	Weighted- Average Fair Value at Grant Date	Aggregate Intrinsic Value (In thousands)
Options outstanding at January 1, 2024	984,900	$1.53	9.25	$0.90
Granted	895,000	$1.51	9.25	$0.96
Exercised	(70,350)	$1.53		$0.90	$108
Forfeited	(10,000)	$1.20
Options outstanding at December 31, 2024	1,799,550	$1.52	8.74	$0.93
Options exercisable at December 31, 2024	422,100	$1.53
	Number of Options	Weighted- average exercise price	Weighted average remaining contractual term (years)	Weighted- Average Fair Value at Grant Date
Options outstanding at January 1, 2023	-	$-	-	$-
Granted	1,377,172	$1.53
Forfeited	(392,272)	$1.53
Options outstanding at December 31, 2023	984,900	$1.53	9.25	$0.90
Options exercisable at December 31, 2023	-	$-	-	-

Non-cash stock-based compensation expense

	Successor		Predecessor
	Year ended December 31, 2024	Period from March 15, 2023, to December 31, 2023	Period from January 1, 2023, to March 14, 2023
Research and development	$18	$-	$-
Sales and marketing	81	-	-
General and administrative	454	113	158
Total non-cash stock compensation	$553	$113	$158

Schedule of assumptions used

	2024	2023
Risk-free interest rate	3.66% - 4.03%	3.67%
Expected life of option grants	6 – 6.25 years	5.75 years
Expected volatility of underlying stock	65.17% - 65.97%	61.65%
Dividends assumption	$-	$-

Schedule of RSUs transaction

	Shares	Weighted Average Grant Date Fair Value
Outstanding at January 1, 2024	486,165	$7.80
Granted	520,935	$2.04
Vested	(318,165)	$7.33
Forfeited	-
Outstanding at December 31, 2024	688,935

	Shares	Weighted Average Grant Date Fair Value
Outstanding at March 15, 2023	-	$
Granted	526,165		$7.80
Forfeited	(40,000)		$7.13
Outstanding at December 31, 2023	486,165

Schedule of non-cash stock-based compensation expenses related to restricted stock units

	Successor
	Year ended December 31, 2024	Period from March 15, 2023, to December 31, 2023
Research and development	$605	$-
Sales and marketing	310	-
General and administrative	1,363	686
Total non-cash stock compensation	$2,278	$686